Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The table below presents named executive officer compensation and company performance information as required by applicable Securities and Exchange Commission rules. The table shows compensation actually paid (“CAP”) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is referred to as our “principal executive officer,” or “PEO,” and our Named Executive Officers other than the CEO are referred to as our “Non-PEO NEOs”.
Fiscal Year	Summary Compensation Table Total for First PEO[1,2]	Summary Compensation Table Total for Second PEO[1,2]	Compensation Actually Paid to First PEO[1,3]	Compensation Actually Paid to Second PEO[1,3]	Average Summary Compensation Table Total for Non-PEO NEOs[1,2]	Average Compensation Actually Paid to Non-PEO NEOs[1,3]	Value of an initial $100 Investment:		Net Income (Millions)[6]	Adjusted EBITDA Millions[7]
							Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]
2023	$22,632,770	$1,879,422	$34,989,625	$5,810,060	$6,029,503	$6,122,187	$78.41	$219.40	($423)	$616
2022	$12,743,595	N/A	($23,626,321)	N/A	$5,545,639	($5,623,383)	$66.58	$139.00	$59	$596
2021	$14,840,501	N/A	$25,600,030	N/A	$6,428,128	$9,513,796	$114.33	$193.58	$98	$471
2020	$28,325,266	N/A	$48,362,013	N/A	$8,754,275	$13,908,923	$106.85	$143.89	($78)	$896
(1)	NEOs included in these columns reflect the following individuals:
Year	First PEO	Second PEO	Non-PEO NEOs
2023	Michael Hayford	David Wilkinson	Owen Sullivan, Tim Oliver, Brian Webb-Walsh, Kelly Moyer, Eric Schoch, Kelli Sterrett, Don Layden
2022	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden
2021	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden
2020	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Daniel Campbell, Andre Fernandez
(2)	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For First PEO)	Fiscal Year 2023 (For Second PEO)	Fiscal Year 2023 (Average For Non- PEO NEOs)
Summary Compensation Table Total	$22,632,770	$1,879,422	$6,029,503
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($12,221,825)	($94,739)	($3,388,290)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,492,121	$0	$538,943
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$6,298,524	$1,774,513	$677,277
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$1,580,284
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,788,034	$2,250,864	$684,470
Compensation Actually Paid	$34,989,625	$5,810,060	$6,122,187
Fair values of unvested and outstanding equity awards to our Named Executive Officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 8, 2019 and July 1, 2020 used an expected term between 2.4 years and 5.1 years in 2023, as compared to an expected term between 6.5 years and 7.0 years used to calculate the grant date fair value of such awards, and (ii) the FY20-23 PSU, FY21-24 PSU and FY22-25 PSU awards assumed a payout above target for the calculations in 2023 as compared to the grant date fair value calculations which assumed a payout at target.
(4)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in NCR Voyix’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to Named Executive Officers, for the most recently completed fiscal year, to company performance. Adjusted EBITDA for historic periods prior to the spin-off includes certain costs historically allocated to NCR Atleos. To account for the separation of NCR Atleos and NCR Voyix in 2023, we recast Adjusted EBITDA for 2021 and 2022 to remove costs associated with NCR Atleos. However, Adjusted EBITDA for 2020 continues to reflect the figure for the combined entity. Refer to the Supplementary Non-GAAP Information section of this proxy statement for the reconciliation of Adjusted EBITDA, which is a Non-GAAP measure.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following individuals:
Year	First PEO	Second PEO	Non-PEO NEOs
2023	Michael Hayford	David Wilkinson	Owen Sullivan, Tim Oliver, Brian Webb-Walsh, Kelly Moyer, Eric Schoch, Kelli Sterrett, Don Layden
2022	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden
2021	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden
2020	Michael Hayford	—	Owen Sullivan, Tim Oliver, Adrian Button, Daniel Campbell, Andre Fernandez

Peer Group Issuers, Footnote
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For First PEO)	Fiscal Year 2023 (For Second PEO)	Fiscal Year 2023 (Average For Non- PEO NEOs)
Summary Compensation Table Total	$22,632,770	$1,879,422	$6,029,503
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($12,221,825)	($94,739)	($3,388,290)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,492,121	$0	$538,943
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$6,298,524	$1,774,513	$677,277
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$1,580,284
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,788,034	$2,250,864	$684,470
Compensation Actually Paid	$34,989,625	$5,810,060	$6,122,187
Fair values of unvested and outstanding equity awards to our Named Executive Officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 8, 2019 and July 1, 2020 used an expected term between 2.4 years and 5.1 years in 2023, as compared to an expected term between 6.5 years and 7.0 years used to calculate the grant date fair value of such awards, and (ii) the FY20-23 PSU, FY21-24 PSU and FY22-25 PSU awards assumed a payout above target for the calculations in 2023 as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount			$ 6,029,503	$ 5,545,639	$ 6,428,128	$ 8,754,275
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,122,187	(5,623,383)	9,513,796	13,908,923
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For First PEO)	Fiscal Year 2023 (For Second PEO)	Fiscal Year 2023 (Average For Non- PEO NEOs)
Summary Compensation Table Total	$22,632,770	$1,879,422	$6,029,503
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($12,221,825)	($94,739)	($3,388,290)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,492,121	$0	$538,943
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$6,298,524	$1,774,513	$677,277
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$1,580,284
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,788,034	$2,250,864	$684,470
Compensation Actually Paid	$34,989,625	$5,810,060	$6,122,187
Fair values of unvested and outstanding equity awards to our Named Executive Officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 8, 2019 and July 1, 2020 used an expected term between 2.4 years and 5.1 years in 2023, as compared to an expected term between 6.5 years and 7.0 years used to calculate the grant date fair value of such awards, and (ii) the FY20-23 PSU, FY21-24 PSU and FY22-25 PSU awards assumed a payout above target for the calculations in 2023 as compared to the grant date fair value calculations which assumed a payout at target.

Equity Valuation Assumption Difference, Footnote
Fair values of unvested and outstanding equity awards to our Named Executive Officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 8, 2019 and July 1, 2020 used an expected term between 2.4 years and 5.1 years in 2023, as compared to an expected term between 6.5 years and 7.0 years used to calculate the grant date fair value of such awards, and (ii) the FY20-23 PSU, FY21-24 PSU and FY22-25 PSU awards assumed a payout above target for the calculations in 2023 as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Cumulative TSR of Company and Performance Measures
Our compensation programs are designed to align payout opportunities for our Named Executive Officers with the Company’s long-term performance. A large portion of our named executives officers’ realized and realizable pay — the key components of CAP — is dependent upon our stock price performance as well as the achievement of specific corporate and business unit goals. We pay higher compensation when our goals are exceeded and the stock price is higher and lower compensation when our goals are not met and the stock price is lower. Overall, the actual pay to our PEOs and other Named Executive Officers and Company performance are aligned over the long-term. Specifically, the Pay versus Performance table above and the CAP v. TSR chart below illustrate the following:
•
CAP is strongly aligned with TSR performance. When our TSR decreased in 2022, CAP for the same year similarly decreased. When our TSR improved in 2023, CAP for that year similarly improved. The 2021 increase in TSR combined with the decrease in pay of our PEO and other Named Executive Officers at the time is due to the special one-off and off-cycle incentive grants in 2020, which the Company has committed to discontinuing.

•
We do not necessarily expect Net Income and Adjusted EBITDA to move with TSR every year. This is because ending TSR reflects investors’ assessment of our valuation taking forward-looking factors into account, while income metrics measure performance over a 1-year, backward-looking time frame as business conditions may be changing.

The charts below further illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO Named Executive Officers and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past four fiscal years.

Compensation Actually Paid vs. Net Income
Relationship between CAP vs. Cumulative TSR of Company and Performance Measures
Our compensation programs are designed to align payout opportunities for our Named Executive Officers with the Company’s long-term performance. A large portion of our named executives officers’ realized and realizable pay — the key components of CAP — is dependent upon our stock price performance as well as the achievement of specific corporate and business unit goals. We pay higher compensation when our goals are exceeded and the stock price is higher and lower compensation when our goals are not met and the stock price is lower. Overall, the actual pay to our PEOs and other Named Executive Officers and Company performance are aligned over the long-term. Specifically, the Pay versus Performance table above and the CAP v. TSR chart below illustrate the following:
•
CAP is strongly aligned with TSR performance. When our TSR decreased in 2022, CAP for the same year similarly decreased. When our TSR improved in 2023, CAP for that year similarly improved. The 2021 increase in TSR combined with the decrease in pay of our PEO and other Named Executive Officers at the time is due to the special one-off and off-cycle incentive grants in 2020, which the Company has committed to discontinuing.

•
We do not necessarily expect Net Income and Adjusted EBITDA to move with TSR every year. This is because ending TSR reflects investors’ assessment of our valuation taking forward-looking factors into account, while income metrics measure performance over a 1-year, backward-looking time frame as business conditions may be changing.

The charts below further illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO Named Executive Officers and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past four fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP vs. Cumulative TSR of Company and Performance Measures
Our compensation programs are designed to align payout opportunities for our Named Executive Officers with the Company’s long-term performance. A large portion of our named executives officers’ realized and realizable pay — the key components of CAP — is dependent upon our stock price performance as well as the achievement of specific corporate and business unit goals. We pay higher compensation when our goals are exceeded and the stock price is higher and lower compensation when our goals are not met and the stock price is lower. Overall, the actual pay to our PEOs and other Named Executive Officers and Company performance are aligned over the long-term. Specifically, the Pay versus Performance table above and the CAP v. TSR chart below illustrate the following:
•
CAP is strongly aligned with TSR performance. When our TSR decreased in 2022, CAP for the same year similarly decreased. When our TSR improved in 2023, CAP for that year similarly improved. The 2021 increase in TSR combined with the decrease in pay of our PEO and other Named Executive Officers at the time is due to the special one-off and off-cycle incentive grants in 2020, which the Company has committed to discontinuing.

•
We do not necessarily expect Net Income and Adjusted EBITDA to move with TSR every year. This is because ending TSR reflects investors’ assessment of our valuation taking forward-looking factors into account, while income metrics measure performance over a 1-year, backward-looking time frame as business conditions may be changing.

The charts below further illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO Named Executive Officers and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past four fiscal years.
The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA. Note that to reflect the impact of our 2023 spinoff of NCR Atleos, 2021 and 2022 Adjusted EBITDA were recast to remove costs associated with NCR Atleos. However, 2020 Adjusted EBITDA was not recast and therefore continues to reflect results for the combined entity.

Total Shareholder Return Vs Peer Group
Relationship between CAP vs. Cumulative TSR of Company and Performance Measures
Our compensation programs are designed to align payout opportunities for our Named Executive Officers with the Company’s long-term performance. A large portion of our named executives officers’ realized and realizable pay — the key components of CAP — is dependent upon our stock price performance as well as the achievement of specific corporate and business unit goals. We pay higher compensation when our goals are exceeded and the stock price is higher and lower compensation when our goals are not met and the stock price is lower. Overall, the actual pay to our PEOs and other Named Executive Officers and Company performance are aligned over the long-term. Specifically, the Pay versus Performance table above and the CAP v. TSR chart below illustrate the following:
•
CAP is strongly aligned with TSR performance. When our TSR decreased in 2022, CAP for the same year similarly decreased. When our TSR improved in 2023, CAP for that year similarly improved. The 2021 increase in TSR combined with the decrease in pay of our PEO and other Named Executive Officers at the time is due to the special one-off and off-cycle incentive grants in 2020, which the Company has committed to discontinuing.

•
We do not necessarily expect Net Income and Adjusted EBITDA to move with TSR every year. This is because ending TSR reflects investors’ assessment of our valuation taking forward-looking factors into account, while income metrics measure performance over a 1-year, backward-looking time frame as business conditions may be changing.

The charts below further illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO Named Executive Officers and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past four fiscal years.

Tabular List, Table
Most Important Performance Measures for Determining Executive Compensation
Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our Named Executive Officers for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis (CD&A) above.
•	Adjusted EBITDA
•	Recurring Revenue
•	rTSR

Total Shareholder Return Amount			$ 78.41	66.58	114.33	106.85
Peer Group Total Shareholder Return Amount			219.4	139	193.58	143.89
Net Income (Loss)			$ (423,000,000)	$ 59,000,000	$ 98,000,000	$ (78,000,000)
Company Selected Measure Amount			616,000,000	596,000,000	471,000,000	896,000,000
PEO Name	David Wilkinson	Michael Hayford		Michael Hayford	Michael Hayford	Michael Hayford
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions for Options Previously Granted, Term Minimum			2 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions for Options Previously Granted, Term Maximum			5 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Used to Calculate the Grant Date Fair Value, Minimum			6 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Used to Calculate the Grant Date Fair Value, Maximum			7 years
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in NCR Voyix’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to Named Executive Officers, for the most recently completed fiscal year, to company performance. Adjusted EBITDA for historic periods prior to the spin-off includes certain costs historically allocated to NCR Atleos. To account for the separation of NCR Atleos and NCR Voyix in 2023, we recast Adjusted EBITDA for 2021 and 2022 to remove costs associated with NCR Atleos. However, Adjusted EBITDA for 2020 continues to reflect the figure for the combined entity. Refer to the Supplementary Non-GAAP Information section of this proxy statement for the reconciliation of Adjusted EBITDA, which is a Non-GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name			Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			rTSR
Michael Hayford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,632,770	$ 12,743,595	$ 14,840,501	$ 28,325,266
PEO Actually Paid Compensation Amount			34,989,625	$ (23,626,321)	$ 25,600,030	$ 48,362,013
David Wilkinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,879,422
PEO Actually Paid Compensation Amount			5,810,060
PEO | Michael Hayford [Member] | Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,221,825)
PEO | Michael Hayford [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,492,121
PEO | Michael Hayford [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,298,524
PEO | Michael Hayford [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael Hayford [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,788,034
PEO | David Wilkinson [Member] | Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(94,739)
PEO | David Wilkinson [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David Wilkinson [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,774,513
PEO | David Wilkinson [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David Wilkinson [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,250,864
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,388,290)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			538,943
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			677,277
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,580,284
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 684,470